Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the “VIEs”) and consolidated assets backed financing entities (“ABFE”) (Note 2):
Cash and cash equivalents		¥ 3,348,126	$ 478,776	¥ 3,841,284
Restricted cash		522,708	74,746	260,273
Accounts receivable (net of allowance of RMB154,925 and RMB148,880 as of December 31, 2024 and 2025, respectively)		826,141	118,137	566,541
Guarantee receivable (net of allowance of RMB63,659 and RMB252,321 as of December 31, 2024 and 2025, respectively)		832,905	119,104	474,132
Contract assets, net (net of allowance of RMB117,716 and RMB163,383 as of December 31, 2024 and 2025, respectively)		619,291	88,557	1,008,920
Contract cost		4,287	613	294
Prepaid expenses and other assets		1,776,019	253,967	2,361,585
Loans at fair value		342,895	49,033	421,922
Financing receivables (net of allowance of RMB119,185 and RMB363,322 as of December 31, 2024 and 2025, respectively)		909,182	130,011	17,515
Financial investments	[1]	483,700	69,168	437,203
Equity Investments		11,528	1,649	9,239
Property, equipment and software, net		50,403	7,208	78,678
Digital assets		391,267	55,950
Deferred tax assets		325,094	46,488	77,463
Right-of-use assets		37,329	5,338	39,695
Total assets		13,454,955	1,924,033	12,982,696
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable		79,630	11,387	43,167
Guarantee liabilities-stand ready		989,701	141,525	606,886
Guarantee liabilities-contingent		1,300,097	185,911	578,797
Deferred revenue		227	33	9,479
Payable to investors of the consolidated ABFE		1,294,792	185,153	368,022
Accrued expenses and other liabilities		404,680	57,869	1,622,050
Deferred tax liabilities		29,854	4,269	41,471
Lease liabilities		39,758	5,685	40,765
Total liabilities		4,182,918	598,149	3,440,266
Commitments and Contingencies (Note 25)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 202,877,426 and 204,962,934 shares issued as of December 31, 2024 and 2025, respectively; 172,605,774 and 174,680,826 shares outstanding as of December 31, 2024 and 2025, respectively)		133	19	132
Treasury stock (11,711,652 and 11,722,108 shares as of December 31, 2024 and 2025, respectively)		(170,686)	(24,408)	(170,463)
Additional paid-in capital		5,239,550	749,246	5,198,457
Accumulated other comprehensive income		(2,517)	(360)	79,268
Retained earnings		4,205,557	601,387	4,435,036
Total equity		9,272,037	1,325,884	9,542,430
Total liabilities and equity		13,454,955	1,924,033	12,982,696
Related Party
Assets including amounts of the consolidated variable interest entities (the “VIEs”) and consolidated assets backed financing entities (“ABFE”) (Note 2):
Amounts due from related parties		2,974,080	425,288	3,387,952
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Amounts due to related parties		¥ 44,179	$ 6,317	¥ 129,629

[1]	The Group reclassified “Trading securities”, “Held-to-maturity investments” and “Other financial investments” to “Financial investments”. The group’s underlying accounting policies for these investments remain unchanged, refer to Note 2 for further details.